N-2 - USD ($)			12 Months Ended
		Jun. 04, 2024	Mar. 31, 2024	Dec. 31, 2023
Cover [Abstract]
Entity Central Index Key		0001703079
Amendment Flag		false
Document Type		424B2
Entity Registrant Name		XAI Octagon Floating Rate & Alternative Income Trust
Fee Table [Abstract]
Shareholder Transaction Expenses [Table Text Block]

Shareholder Transaction Expenses

Sales load paid by Common Shareholders (as a percentage of offering price)	1.00	%(1)
Offering expenses borne by the Trust (as a percentage of offering price)	0.11	%(2)
Dividend Reinvestment Plan fees	None	(3)

Sales Load [Percent]	[1]	1.00%
Other Transaction Expenses [Abstract]
Other Transaction Expenses [Percent]	[2]	0.11%
Annual Expenses [Table Text Block]
As a Percentage of Net Assets Attributable to Common Shares
Annual Expenses
Management fees(4)	2.85%
Leverage expense
Interest payment on borrowed funds(5)	3.21%
Preferred Share dividends(6)	0.89%
Other expenses
Investor Support and Secondary Market Support Services Fee(7)	0.33%
Other(8)(9)	0.55%
Total annual expenses	7.83%

Management Fees [Percent]	[3]	2.85%
Interest Expenses on Borrowings [Percent]	[4]	3.21%
Dividend Expenses on Preferred Shares [Percent]	[5]	0.89%
Distribution/Servicing Fees [Percent]	[6]	0.00%
Other Annual Expenses [Abstract]
Other Annual Expenses [Percent]	[7],[8]	0.55%
Total Annual Expenses [Percent]		7.83%
Waivers and Reimbursements of Fees [Percent]	[9]	0.33%
Expense Example [Table Text Block]
1 Year	3 Years	5 Years	10 Years
$87	$234	$372	$684

Expense Example, Year 01		$ 87
Expense Example, Years 1 to 3		234
Expense Example, Years 1 to 5		372
Expense Example, Years 1 to 10		$ 684
Purpose of Fee Table , Note [Text Block]

The following table contains information about the costs and expenses that Common Shareholders will bear directly or indirectly. The table is based on the capital structure of the Trust as of September 30, 2023 (except as noted below) after giving effect to the anticipated net proceeds of the Common Shares offered pursuant to this Prospectus Supplement and the accompanying Prospectus and assuming the Trust incurs the estimated offering expenses. If the Trust issues fewer than all of the Common Shares available for sale pursuant to the Distribution Agreement and the net proceeds to the Trust are less, all other things being equal, the total annual expenses shown would increase. The purpose of the table and the example below is to help you understand the fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly.

Other Expenses, Note [Text Block]

Example

The following example illustrates the expenses that you would pay on a $1,000 investment in Common Shares, assuming (1) total annual expenses of 7.83% of net assets attributable to Common Shares, (2) the sales load of $10 and estimated offering expenses of $1.10, and (3) a 5% annual return. The example assumes that the estimated Total Annual Expenses set forth in the Annual Expenses table are accurate and that all dividends and distributions are reinvested at NAV per Common Share. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

1 Year	3 Years	5 Years	10 Years
$87	$234	$372	$684

The Example should not be considered a representation of future expenses or returns. Actual expenses may be higher or lower than those assumed. Moreover, the Trust’s actual rate of return may be higher or lower than the hypothetical 5% return shown in the example.

Acquired Fund Fees and Expenses, Note [Text Block]

SUMMARY OF TRUST EXPENSES

The following table contains information about the costs and expenses that Common Shareholders will bear directly or indirectly. The table is based on the capital structure of the Trust as of September 30, 2023 (except as noted below) after giving effect to the anticipated net proceeds of the Common Shares offered pursuant to this Prospectus Supplement and the accompanying Prospectus and assuming the Trust incurs the estimated offering expenses. If the Trust issues fewer than all of the Common Shares available for sale pursuant to the Distribution Agreement and the net proceeds to the Trust are less, all other things being equal, the total annual expenses shown would increase. The purpose of the table and the example below is to help you understand the fees and expenses that you, as a holder of Common Shares, would bear directly or indirectly.

Shareholder Transaction Expenses

Sales load paid by Common Shareholders (as a percentage of offering price)	1.00	%(1)
Offering expenses borne by the Trust (as a percentage of offering price)	0.11	%(2)
Dividend Reinvestment Plan fees	None	(3)
As a Percentage of Net Assets Attributable to Common Shares
Annual Expenses
Management fees(4)	2.85%
Leverage expense
Interest payment on borrowed funds(5)	3.21%
Preferred Share dividends(6)	0.89%
Other expenses
Investor Support and Secondary Market Support Services Fee(7)	0.33%
Other(8)(9)	0.55%
Total annual expenses	7.83%

Financial Highlights [Abstract]
Senior Securities, Note [Text Block]		SENIOR SECURITIES The information contained under the heading “Notes to Financial Statements —10. Senior Securities” in the Trust’s Annual Report is incorporated herein by reference.
General Description of Registrant [Abstract]
Investment Objectives and Practices [Text Block]

Investment Objective. The investment objective of the Trust is to seek attractive total return with an emphasis on income generation across multiple stages of the credit cycle. There can be no assurance that the Trust will achieve its investment objective, and you could lose some or all of your investment.

Risk Factors [Table Text Block]

RISKS

An investment in the Trust is subject to investment risk, including the possible loss of your entire investment. Investors should consider the specific risk factors and special considerations associated with investing in the Trust. See “Risks” beginning on page 2 of the accompanying Prospectus, and “Risks” in the Trust’s most recent Annual Report on Form N-CSR and in any of the Trust’s other filings with the SEC incorporated herein by reference for a discussion of factors you should consider carefully before deciding to invest in the Trust’s Common Shares. See “Where You Can Find More Information.”

Share Price [Table Text Block]

MARKET AND NET ASSET VALUE INFORMATION

The Trust’s currently outstanding Common Shares are, and the Common Shares offered pursuant to this Prospectus Supplement and the accompanying Prospectus will be, subject to notice of issuance, listed on the NYSE. The Common Shares commenced trading on the NYSE on September 27, 2017.

The Common Shares have traded both at a premium and at a discount to the Trust’s NAV per Common Share. Although the Common Shares recently have traded at a premium to NAV, there can be no assurance that this will continue after the offering nor that the Common Shares will not trade at a discount in the future. Shares of closed-end investment companies frequently trade at a discount to NAV. The Trust’s NAV will be reduced immediately following an offering of the Common Shares due to the costs of such offering, which will be borne entirely by the Trust. The sale of Common Shares by the Trust (or the perception that such sales may occur) may have an adverse effect on prices of Common Shares in the secondary market. An increase in the number of Common Shares available for sale may result in downward pressure on the market price for Common Shares. See “Risks — Market Discount Risk” in the Trust’s Annual Report, which is incorporated by reference herein.

	Market Price		Corresponding Net Asset Value Per Common Share		Corresponding Premium/(Discount) as a Percentage of Net Asset Value
Fiscal Quarter Ended	High	Low	High	Low	High	Low
December 31, 2023	$7.24	$6.48	$6.89	$6.55	5.08%	-1.07%
March 31, 2024	$7.73	$7.01	$6.92	$6.90	11.71%	1.59%

As of May 31, 2024, 59,891,284 Common Shares were outstanding. The last reported sales price, NAV per Common Share and percentage premium to NAV per Common Share on May 31, 2024 was $7.09, $6.95 and 2.01%, respectively. The Trust cannot predict whether its Common Shares will trade in the future at a premium to or discount from NAV, or the level of any premium or discount. Shares of closed-end investment companies frequently trade at a discount from NAV.

Lowest Price or Bid			$ 7.01	$ 6.48
Highest Price or Bid			7.73	7.24
Lowest Price or Bid, NAV			6.9	6.55
Highest Price or Bid, NAV			$ 6.92	$ 6.89
Highest Price or Bid, Premium (Discount) to NAV [Percent]			11.71%	5.08%
Lowest Price or Bid, Premium (Discount) to NAV [Percent]			1.59%	1.07%
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Capital Stock [Table Text Block]		DESCRIPTION OF CAPITAL STRUCTURE
Long Term Debt, Title [Text Block]

CAPITALIZATION

In accordance with the terms of the Distribution Agreement, the Trust may offer and sell up to 15,000,000 Common Shares, from time to time, through the Distributor (or the Sub-Placement Agent) as the Trust’s agent for the offer and sale of Common Shares. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. The table below assumes that the Trust will sell 15,000,000 Common Shares at a price of $7.09 per Common Share (the last reported sales price of the Common Shares on the NYSE on May 31, 2024). Actual sales, if any, of the Common Shares under this Prospectus Supplement and the accompanying Prospectus may be at a price greater or less than $7.09 per Common Share, depending on the market price of the Common Shares at the time of any such sale. The Trust and the Distributor will determine whether any sales of Common Shares will be authorized on a particular day. The Trust and the Distributor, however, will not authorize sales of Common Shares if the price per Common Share is less than the Minimum Price. The Trust and the Distributor may elect not to authorize sales of Common Shares on a particular day even if the price per Common Share is equal to or greater than the Minimum Price, or may only authorize a fixed number of Common Shares to be sold on any particular day. The Trust and the Distributor will have full discretion regarding whether sales of Common Shares will be authorized on a particular day and, if so, in what amounts.

The following table sets forth the Trust’s capitalization at September 30, 2023:

(i)    on a historical basis;

(ii)    on an as adjusted basis, as of May 31, 2024, to reflect the issuance of an aggregate of 495,713 Common Shares pursuant to the Trust’s Automatic Dividend Reinvestment Plan (the “Dividend Reinvestment Plan”), and the application of the net proceeds from such issuances of Common Shares; the issuance and sale of 8,228,859 Common Shares after September 30, 2023, but prior to the date of this Prospectus Supplement, in an “at-the-market” offering pursuant to a distribution agreement between the Trust and Foreside Fund Services, LLC, and the application of the net proceeds from such issuances of Common Shares less the commission paid and offering expenses payable by the Trust in connection with the issuance and sale of Common Shares; the conversion of 800,000 6.00% Series 2029 Convertible Preferred Shares, liquidation preference $25 per share (the “6.00% 2029 Convertible Preferred Shares”) into 2,876,677 Common Shares after September 30, 2023, but prior to the date of this Prospectus Supplement; the issuance and sale of 3,546,854 Common Shares on February 5, 2024 in a registered direct placement and the application of the net proceeds from such issuance of Common Shares; the issuance and sale of 400,000 6.95% 2029 Convertible Preferred Shares, on February 14, 2024 in a transaction exempt from registration under the Securities Act and the application of the net proceeds from such issuance of 6.95% 2029 Convertible Preferred Shares; the issuance and sale of 400,000 6.95% 2029 Convertible Preferred Shares on February 28, 2024 in a transaction exempt from registration under the Securities Act and the application of the net proceeds from such issuance of 6.95% 2029 Convertible Preferred Shares; the issuance and sale of 400,000 6.95% 2029 Convertible Preferred Shares on April 4, 2024 in a transaction exempt from registration under the Securities Act and the application of the net proceeds from such issuance of 6.95% 2029 Convertible Preferred Shares; and the incurrence of $43,700,000 in additional Indebtedness under the Credit Agreement; and

(iii)   on an as further adjusted basis to reflect the assumed sale of 15,000,000 Common Shares at a price of $7.09 per Common Share (the last reported sales price of the Common Shares on the NYSE on May 31, 2024), in an offering under this Prospectus Supplement and the accompanying Prospectus less the assumed commission of $1,063,500 (representing an estimated commission paid to the Distributor of 1.00% of the gross proceeds of the sale of Common Shares in this offering) and estimated offering expenses payable by the Trust of $115,000.

	Actual	As Adjusted (unaudited)	As Further Adjusted (unaudited)
Indebtedness:
Aggregate Principal Amount of Borrowings	$150,350,000	$194,050,000	$194,050,000
Preferred Shares:
6.50% Series 2026 Preferred Shares, par value $0.01 per share; 1,596,000 shares issued and outstanding	$39,900,000	$39,900,000	$39,000,000
6.00% Series 2029 Convertible Preferred Shares, par value $0.01 per share; 800,000 shares issued and outstanding (actual); 0 shares issued and outstanding (as adjusted and as further adjusted)	$20,000,000	—	—
6.95% 2029 Convertible Preferred Shares, par value $0.01 per share; 0 shares issued and outstanding (actual); 1,200,000 shares issued and outstanding (as adjusted and as further adjusted)	—	$30,000,000	$30,000,000
Common Shareholder’s Equity:

Common Shares, par value $0.01 per share; 44,743,181 shares issued and outstanding (actual), 59,891,284 shares issued and outstanding (as adjusted), 74,891,284 shares issued and outstanding (as further adjusted)

Paid-in capital	$350,935,380	$436,956,161	$542,127,661
Total distributable earnings	(52,654,972)	(52,654,972)	(52,654,972)
Net Assets	$298,280,408	$384,301,189	$489,472,689

Other Securities [Table Text Block]

DESCRIPTION OF PREFERRED SHARES

The Trust’s Governing Documents provide that the Board of Trustees may authorize and issue Preferred Shares with rights as determined by the Board of Trustees, by action of the Board of Trustees without prior approval of the holders of the Common Shares.

Under the 1940 Act, the Trust may not issue Preferred Shares unless, immediately after such issuance, it has an “asset coverage” of at least 200% of the liquidation value of the outstanding Preferred Shares (i.e., such liquidation value may not exceed 50% of the value of the Trust’s total assets). For these purposes, “asset coverage” means the ratio of (i) total assets less all liabilities and indebtedness not represented by “senior securities” to (ii) the amount of “senior securities representing indebtedness” plus the “involuntary liquidation preference” of the Preferred Shares. “Senior security” generally means any bond, note, or similar security evidencing indebtedness and any class of shares having priority over any other class as to distribution of assets or payment of dividends. “Senior security representing indebtedness” means any “senior security” other than equity shares. The “involuntary liquidation preference” of the Preferred Shares is the amount that holders of Preferred Shares would be entitled to receive in the event of an involuntary liquidation of the Trust in preference to the Common Shares.

While Preferred Shares are outstanding, two of the Trust’s Trustees will be elected by the holders of Preferred Shares, voting separately as a class. The remaining Trustees of the Trust will be elected by Common Shareholders and Preferred Shares voting together as a single class. In the unlikely event the Trust failed to pay dividends on Preferred Shares for two years, Preferred Shares would be entitled to elect a majority of the Trustees of the Trust.

For any series of Preferred Shares issued by the Trust, our Board of Trustees will determine and the Prospectus Supplement relating to such issuance, which will accompany this Prospectus, will describe:

•        the designation and number of Preferred Shares of such series;

•        the rate and time at which, and the preferences and conditions under which, any dividends will be paid on Preferred Shares of such series, the cumulative nature of such dividends and whether such dividends have any participating feature;

•        any provisions relating to convertibility or exchangeability of the Preferred Shares of such series, including the conversion price or exchange ratio (or the calculation method), the conversion or exchange period (or how the period will be determined), if conversion or exchange will be mandatory or at the option of the holder or the Trust, provisions for adjusting the conversion price or the exchange ratio and provisions affecting conversion or exchange in the event of the redemption of the underlying securities;

•        the rights and preferences, if any, of holders of Preferred Shares of such series upon our liquidation, dissolution or winding up of our affairs;

•        the voting powers of the holders of Preferred Shares of such series;

•        any provisions relating to the redemption of the Preferred Shares of such series;

•        any limitations on the Trust’s ability to pay dividends or make distributions on, or acquire or redeem, other securities while Preferred Shares of such series are outstanding;

•        any conditions or restrictions on the Trust’s ability to issue additional Preferred Shares of such series or other securities while Preferred Shares of such series are outstanding;

•        if applicable, a discussion of certain U.S. Federal income tax considerations; and

•        any other relative power, preferences and participating, optional or special rights of Preferred Shares of such series, and the qualifications, limitations or restrictions thereof.

All Preferred Shares that the Trust may issue will be identical and of equal rank except as to the particular terms thereof that may be fixed by the Board of Trustees, and all shares of each series of Preferred Shares will be identical and of equal rank except as to the dates from which cumulative dividends thereon will be cumulative. Preferred Share investors should read the applicable accompanying prospectus supplement, as well as the statement of preferences that contains the terms of the applicable series of preferred stock.

DESCRIPTION OF SUBSCRIPTION RIGHTS

The Trust may issue subscription rights to holders of (i) Common Shares to purchase Common Shares and/or Preferred Shares or (ii) Preferred Shares to purchase Preferred Shares. Subscription rights may be issued independently or together with any other offered security and may or may not be transferable by the person purchasing or receiving the subscription rights. In connection with a subscription rights offering to holders of Common Shares and/or Preferred Shares, the Trust would distribute certificates evidencing the subscription rights and a Prospectus Supplement to our common or preferred shareholders as of the record date that we set for determining the shareholders eligible to receive subscription rights in such subscription rights offering. For complete terms of the subscription rights, please refer to the actual terms of such subscription rights which will be set forth in the subscription rights agreement relating to such subscription rights and described in the Prospectus Supplement.

The Trust generally may not issue and sell Common Shares at a public offering price (less underwriting commissions and discounts) less than the net asset value of the Trust’s Common Shares (calculated within 48 hours of the pricing of such offering). However, pursuant to Section 23(b) of the 1940 Act, the Trust may issue and sell Common Shares at a public offering price less than the net asset value of the Trust’s Common Shares in connection with the issuance of subscription rights to holders of Common Shares to purchase additional Common Shares. See “Description of Capital Structure.”

The applicable Prospectus Supplement, which would accompany this Prospectus, would describe the following terms of subscription rights in respect of which this Prospectus is being delivered:

•        the period of time the offering would remain open (which will be open a minimum number of days such that all record holders would be eligible to participate in the offering and will not be open longer than 120 days);

•        the title of such subscription rights;

•        the exercise price for such subscription rights (or method of calculation thereof);

•        the number of such subscription rights issued in respect of each share;

•        the number of rights required to purchase a single share;

•        the extent to which such subscription rights are transferable and the market on which they may be traded if they are transferable;

•        if applicable, a discussion of certain U.S. federal income tax considerations applicable to the issuance or exercise of such subscription rights;

•        the date on which the right to exercise such subscription rights will commence, and the date on which such right will expire (subject to any extension);

•        the extent to which such subscription rights include an over-subscription privilege with respect to unsubscribed securities and the terms of such over-subscription privilege;

•        any termination right the Trust may have in connection with such subscription rights offering;

•        the expected trading market, if any, for rights; and

•        any other terms of such subscription rights, including exercise, settlement and other procedures and limitations relating to the transfer and exercise of such subscription rights.

Exercise of Subscription Rights

Each subscription right would entitle the holder of the subscription right to purchase for cash such number of shares at such exercise price as in each case is set forth in, or be determinable as set forth in the Prospectus Supplement relating to the subscription rights offered thereby. Subscription rights would be exercisable at any time up to the close of business on the expiration date for such subscription rights set forth in the Prospectus Supplement. After the close of business on the expiration date, all unexercised subscription rights would become void.

Upon expiration of the rights offering and the receipt of payment and the subscription rights certificate properly completed and duly executed at the corporate trust office of the subscription rights agent or any other office indicated in the Prospectus Supplement, the Trust would issue, as soon as practicable, the shares purchased as a result of such exercise. To the extent permissible under applicable law, the Trust may determine to offer any unsubscribed offered securities directly to persons other than shareholders, to or through agents, underwriters or dealers or through a combination of such methods, as set forth in the applicable Prospectus Supplement.

Transferable Rights Offering

Subscription rights issued by the Trust may be transferrable. The distribution to shareholders of transferable rights, which may themselves have intrinsic value, also will afford non-participating shareholders the potential of receiving cash payment upon the sale of the rights, receipt of which may be viewed as partial compensation for any dilution of their interests that may occur as a result of the rights offering. In a transferrable rights offering, management of the Trust will use its best efforts to ensure an adequate trading market in the rights for use by shareholders who do not exercise such rights. However, there can be no assurance that a market for transferable rights will develop or, if such a market does develop, what the price of the transferable rights will be. In a transferrable rights offering to purchase Common Shares at a price below net asset value, the subscription ratio will not be less than 1-for-3, that is the holders of Common Shares of record on the record date of the rights offering will receive one right for each outstanding Common Share owned on the record date and the rights will entitle their holders to purchase one new Common Share for every three rights held (provided that any Common Shareholder who owns fewer than three Common Shares as of the record date may subscribe for one full Common Share). Assuming the exercise of all rights, such a rights offering would result in an approximately 33 1/3% increase in the Fund’s Common Shares outstanding.

Warrants or Rights, Called Title		SUBSCRIPTION RIGHTS
Outstanding Securities [Table Text Block]
Title of Class	Amount Authorized	Amount Held by Trust for its own Account	Amount Outstanding Exclusive of Amounts held by Trust
Common Shares of Beneficial Interest	Unlimited	None	26,674,283
6.50% Series 2026 Term Preferred Shares (Liquidation Preference $25.00)	Unlimited	None	1,596,000

Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]		1,596,000
Convertible Common Stock [Member]
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Outstanding Security, Held [Shares]
Outstanding Security, Not Held [Shares]		26,674,283

[1]	Represents the estimated commission with respect to the Common Shares being sold under this Prospectus Supplement and the accompanying Prospectus. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus, if any, may be less than as set forth under “Capitalization” below. In addition, the price per Common Share of any such sale may be greater or less than the price set forth under “Capitalization” below, depending on market price of the Common Shares at the time of any such sale.
[2]	Assumes the sale of 15,000,000 Common Shares at a sales price per Common Share of $7.09, which represents the last reported sales price of the Common Shares on the NYSE on May 31, 2024. There is no guarantee that there will be any sales of Common Shares under this Prospectus Supplement and the accompanying Prospectus. Actual sales, if any, of the Common Shares under this Prospectus Supplement and the accompanying Prospectus may be at a price greater or less than $7.09 per Common Share, depending on the market price of the Common Shares at the time of any such sale.
[3]	The Trust pays the Adviser an annual management fee, payable monthly in arrears, in an amount equal to 1.70% of the Trust’s average daily Managed Assets. Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds of leverage, which means that Common Shareholders effectively bear the entire management fee. The contractual management fee rate of 1.70% of the Trust’s Managed Assets represents an effective management fee rate of 2.85% of net assets attributable to Common Shares, assuming Financial Leverage of 38.85% of the Trust’s Managed Assets (the Trust’s outstanding Financial Leverage as of May 31, 2024). The Adviser pays to the Sub-Adviser a sub-advisory fee out of the management fee received by the Adviser.

[4]	Assumes Indebtedness under the Credit Agreement in an amount equal to $194,050,000 at an annual interest rate to the Trust as of May 31, 2024 of 6.87%. The costs associated with such Indebtedness are borne entirely by Common Shareholders.
[5]

(6)    Assumes outstanding 2026 Preferred Shares with an aggregate liquidation preference of $39,900,000 and an annual dividend rate equal to 6.50% of such liquidation preference, and 6.95% 2029 Convertible Preferred Shares with an aggregate liquidation preference of $30,000,000 and an annual dividend rate equal to 6.95% of such liquidation preference. The costs associated with the 2026 Preferred Shares and 6.95% 2029 Convertible Preferred Shares are borne entirely by Common Shareholders.

[6]	Common Shareholders will incur brokerage charges if they direct Equiniti Trust Company, LLC, as Plan Agent for the Common Shareholders, to sell their Common Shares held in a dividend reinvestment account.
[7]	Expenses attributable to the Trust’s investments, if any, in other investment companies, including closed-end funds and exchange-traded funds, are currently estimated not to exceed 0.01% of net assets attributable to Common Shares.
[8]	The “Other expenses” shown in the table and related footnotes include operating expenses of the Trust and are estimated for the Trust’s current fiscal year ending September 30, 2024.
[9]	The Trust has retained the Adviser to provide investor support services and secondary market support services in connection with the ongoing operation of the Trust. The Trust pays the Adviser a service fee, payable monthly in arrears, in an annual amount equal to 0.20% of the Trust’s average daily Managed Assets.